PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER ASSETS
Summary of prepayments and other assets

The breakdown of prepayments and other assets is as follows:

	At December 31,
In thousands of USD	2021	2022
Prepayments to suppliers	14,450	9,664
Deposits	6,669	26,577
Deductible input value-added tax	760	757
Prepayments of income tax	—	18,459
Receivable from a third party(2)	—	2,546
Receivable from the disposed subsidiaries(1)	10,203	—
Others	2,555	1,573
Total	34,637	59,576

(1)Represent balance due from two subsidiaries which the Group disposed of in December 2021. The receivables have been fully collected by March 2022.

(2)Represent balance due from Blue Safari Acquisition Corp. (“BSGA”), a special purpose acquisition company who has signed a merger agreement with the Group. Associated with the anticipated merger, the Group agreed to lend BSGA an aggregate principal amount of US$1.99 million in two tranches and additional US$2.58 million in four tranches to fund any and all amounts required to extend the period of time BSGA has to complete the merger for up to two times for an additional three month period each time. The lending bears no interest and is repayable only at the closing of the merger by BSGA. The merger was closed in April 2023. See Note 23.